Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on a Recurring Basis (Detail) (Financial Instruments Not Measured at Fair Value on a Recurring Basis, USD $)
In Millions, unless otherwise specified
	Nov. 30, 2011		Nov. 30, 2010
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 358	[1]	$ 404	[1]
Long-term other assets	96	[2]	191	[2]
Other			(6)
Carrying Value | Fixed Rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	(6,251)	[3]	(6,689)	[3]
Carrying Value | Floating Rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	(3,102)	[3]	(2,669)	[3]
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	358	[1]	404	[1]
Long-term other assets	90	[2]	178	[2]
Other			(7)
Fair Value | Fixed Rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	(6,715)	[3]	(7,076)	[3]
Fair Value | Floating Rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ (3,057)	[3]	$ (2,630)	[3]

[1]	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.
[2]	At November 30, 2011 and 2010, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates.
[3]	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2011 and 2010 being lower than the fixed interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2011 and 2010 being higher than the floating interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in active markets. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.